Financial Instruments and Risk Management (Fair Value And Presentation in the Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 0.4
Financial liabilities, at fair value	$ (0.1)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		5.0
Financial liabilities, at fair value	(5.2)
Derivatives [member] | Currency Hedging Derivative Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		5.0
Financial liabilities, at fair value	(4.7)
Derivatives [member] | Fuel Options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.0
Financial liabilities, at fair value	(0.5)
Derivatives [member] | Gold Options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.5
Financial liabilities, at fair value	$ (0.1)
Derivatives [member] | Share Purchase Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		$ (0.1)